Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans, allowance for loan losses	$ 3,339,464	$ 3,296,607
Premises and equipment, accumulated depreciation	8,179,076	7,843,394
Mortgage servicing rights, valuation allowance	$ 129,279	$ 173,791
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, authorized	10,000,000	10,000,000
Preferred stock, issued
Preferred stock, outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	25,000,000	25,000,000
Common stock, issued	1,908,556	1,920,955